American Century Investments®
Quarterly Portfolio Holdings
International Opportunities Fund
August 31, 2020

International Opportunities - Schedule of Investments
AUGUST 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Argentina — 0.5%
Globant SA(1)	18,488	3,283,099
Australia — 8.1%
Breville Group Ltd.	252,752	5,006,025
carsales.com Ltd.	244,904	3,705,786
Gold Road Resources Ltd.(1)	7,083,808	8,145,966
Kogan.com Ltd.	240,129	3,643,646
NEXTDC Ltd.(1)	1,103,297	9,873,524
Saracen Mineral Holdings Ltd.(1)	1,480,505	5,693,115
Seven Group Holdings Ltd.(2)	631,321	8,740,011
Temple & Webster Group Ltd.(1)	744,062	5,284,147
		50,092,220
Belgium — 0.8%
Fagron	147,107	3,338,155
Warehouses De Pauw, CVA	45,927	1,623,529
		4,961,684
Brazil — 2.0%
Grupo SBF SA(1)	627,500	3,479,684
Locaweb Servicos de Internet SA(1)	458,900	5,147,286
TOTVS SA	651,600	3,420,647
		12,047,617
Canada — 9.0%
Alamos Gold, Inc., Class A (New York)	760,846	7,958,449
BRP, Inc.	102,227	5,552,007
Descartes Systems Group, Inc. (The)(1)	91,707	5,595,860
Element Fleet Management Corp.	516,353	4,247,685
FirstService Corp.	52,739	6,599,097
Gibson Energy, Inc.	157,911	2,875,291
Innergex Renewable Energy, Inc.	215,962	3,728,650
Kinaxis, Inc.(1)	28,156	4,294,149
Parex Resources, Inc.(1)	424,496	5,809,218
Real Matters, Inc.(1)	95,879	1,944,998
TFI International, Inc.	167,776	7,416,694
		56,022,098
China — 6.2%
A-Living Services Co. Ltd., H Shares	1,527,500	7,860,955
China Lesso Group Holdings Ltd.	898,000	1,670,904
China Yongda Automobiles Services Holdings Ltd.	6,312,000	7,561,040
GDS Holdings Ltd., ADR(1)	36,774	2,976,487
Kingsoft Cloud Holdings Ltd., ADR(1)(2)	210,631	7,262,557
Times China Holdings Ltd.	4,350,000	6,669,366
Times Neighborhood Holdings Ltd.	2,883,000	4,116,516
		38,117,825
Denmark — 3.2%
ALK-Abello A/S(1)	16,466	5,562,509
Netcompany Group A/S(1)	80,012	6,911,970
Royal Unibrew A/S	68,304	7,145,239
		19,619,718

Finland — 2.0%
Huhtamaki Oyj(1)	125,323	6,059,442
Metso Outotec Oyj	829,335	6,145,307
		12,204,749
France — 2.0%
Euronext NV	40,683	4,945,226
SOITEC(1)	54,916	7,320,358
		12,265,584
Germany — 7.2%
Bechtle AG	7,889	1,593,991
CompuGroup Medical SE & Co. KgaA	48,103	4,308,476
Flatex AG(1)	152,330	7,391,756
Gerresheimer AG	27,156	3,198,077
HelloFresh SE(1)	102,232	5,254,637
MorphoSys AG(1)	40,481	5,092,088
Sixt SE(1)	39,335	3,556,764
Stroeer SE & Co. KGaA(1)(2)	81,819	6,374,953
Varta AG(1)(2)	52,284	8,138,019
		44,908,761
Hong Kong — 3.2%
Ausnutria Dairy Corp. Ltd.(1)(2)	1,871,000	3,084,412
Man Wah Holdings Ltd.	4,269,200	5,940,961
Melco International Development Ltd.	2,119,000	4,636,294
Minth Group Ltd.	1,816,000	6,064,583
		19,726,250
Israel — 1.8%
AudioCodes Ltd.(2)	186,617	5,854,176
Kornit Digital Ltd.(1)	86,411	5,351,433
		11,205,609
Italy — 0.8%
Falck Renewables SpA	712,394	4,775,941
Japan — 15.1%
Anritsu Corp.	287,700	6,275,560
BASE, Inc.(1)	56,300	4,834,292
Cosmos Pharmaceutical Corp.	31,500	5,542,910
Harmonic Drive Systems, Inc.	62,400	3,279,338
IR Japan Holdings Ltd.	38,900	4,749,146
Kakaku.com, Inc.	124,400	3,306,554
Kobe Bussan Co. Ltd.	105,600	6,221,685
Menicon Co. Ltd.	79,300	4,850,354
Mercari, Inc.(1)	115,700	5,228,969
Nabtesco Corp.	49,800	1,574,138
Nihon Kohden Corp.	115,200	3,951,143
Nihon M&A Center, Inc.	28,300	1,406,640
Nippon Gas Co. Ltd.	125,200	4,864,630
Open House Co. Ltd.	148,300	5,244,816
Seria Co. Ltd.	172,900	7,611,152
SHIFT, Inc.(1)	53,800	6,231,162
SHO-BOND Holdings Co. Ltd.	128,800	6,082,870
UT Group Co. Ltd.(1)	211,600	6,253,277
Zeon Corp.	603,600	6,300,104
		93,808,740
Netherlands — 3.0%
Alfen Beheer BV(1)	90,001	6,528,236
ASM International NV	45,401	6,825,163

Basic-Fit NV(1)	124,655	3,506,496
IMCD NV	15,017	1,602,528
		18,462,423
Norway — 1.1%
Bakkafrost P/F(1)	47,457	2,968,393
Subsea 7 SA(1)	493,395	3,980,739
		6,949,132
Panama — 0.5%
Copa Holdings SA, Class A	57,669	3,070,874
Poland — 0.8%
Dino Polska SA(1)	86,054	5,209,223
South Korea — 2.8%
Douzone Bizon Co. Ltd.	48,376	4,096,598
Hugel, Inc.(1)	20,667	2,847,501
Orion Corp./Republic of Korea	47,678	5,624,003
SK Materials Co. Ltd.	24,150	5,014,239
		17,582,341
Sweden — 8.5%
AddTech AB, B Shares	90,331	4,677,611
BHG Group AB(1)	382,570	5,000,545
Embracer Group AB(1)	258,964	5,086,520
Lifco AB, B Shares	67,294	5,350,223
Lindab International AB	339,289	5,446,586
MIPS AB	77,486	3,103,892
Samhallsbyggnadsbolaget i Norden AB(2)	2,967,129	8,250,358
Sinch AB(1)	79,301	8,044,291
Stillfront Group AB(1)	74,485	8,013,443
		52,973,469
Switzerland — 4.6%
Cembra Money Bank AG	52,696	6,281,734
SIG Combibloc Group AG(1)	317,401	6,233,554
Tecan Group AG	16,432	7,423,709
Zur Rose Group AG(1)	31,669	8,621,063
		28,560,060
Taiwan — 6.4%
Accton Technology Corp.	549,000	4,371,447
Airtac International Group	366,000	8,052,768
Alchip Technologies Ltd.	182,000	3,256,267
ASPEED Technology, Inc.	36,000	1,465,683
Chailease Holding Co. Ltd.	1,257,297	5,537,061
Genius Electronic Optical Co. Ltd.	145,000	2,817,413
Merida Industry Co. Ltd.	828,000	6,906,055
Nien Made Enterprise Co. Ltd.	75,000	862,218
TCI Co. Ltd.	611,000	6,646,695
		39,915,607
United Kingdom — 10.2%
ASOS plc(1)	64,902	4,284,453
Avast plc	959,969	6,878,159
boohoo Group plc(1)	2,209,642	8,545,729
Electrocomponents plc	670,177	6,082,884
Endava plc, ADR(1)	56,508	3,079,121
Fevertree Drinks plc	149,819	4,115,560
Future plc	245,124	4,909,106
Games Workshop Group plc	41,773	5,144,103
HomeServe plc	429,364	7,455,641

Intermediate Capital Group plc	325,383	5,945,845
JD Sports Fashion plc	361,878	3,510,988
Serco Group plc(1)	1,734,489	3,259,921
		63,211,510
TOTAL COMMON STOCKS (Cost $461,478,647)		618,974,534
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.375%, 6/30/22 - 4/30/26, valued at $783,361), in a joint trading account at 0.05%, dated 8/31/20, due 9/1/20 (Delivery value $767,765)		767,764
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $1,042,566), at 0.05%, dated 8/31/20, due 9/1/20 (Delivery value $1,022,001)		1,022,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,047	12,047
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,801,811)		1,801,811
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 3.0%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $18,764,495)	18,764,495	18,764,495
TOTAL INVESTMENT SECURITIES — 103.1% (Cost $482,044,953)		639,540,840
OTHER ASSETS AND LIABILITIES — (3.1)%		(18,991,857)
TOTAL NET ASSETS — 100.0%		$620,548,983

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	20.7%
Information Technology	19.7%
Consumer Discretionary	17.1%
Consumer Staples	9.0%
Materials	7.3%
Health Care	6.4%
Financials	5.5%
Communication Services	5.0%
Real Estate	5.0%
Utilities	2.2%
Energy	1.9%
Cash and Equivalents*	0.2%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $35,248,751. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $36,931,416, which includes securities collateral of $18,166,921.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Argentina	3,283,099	—	—
Canada	7,958,449	48,063,649	—
China	10,239,044	27,878,781	—
Israel	11,205,609	—	—
Panama	3,070,874	—	—
United Kingdom	3,079,121	60,132,389	—
Other Countries	—	444,063,519	—
Temporary Cash Investments	12,047	1,789,764	—
Temporary Cash Investments - Securities Lending Collateral	18,764,495	—	—
	57,612,738	581,928,102	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.